Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Disaggregate Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregate Revenue [Line Items]
Total revenues	$ 9,261,583	$ 8,932,751
Grow light [Member]
Schedule of Disaggregate Revenue [Line Items]
Total revenues	8,910,308	8,932,751
Indoor grow containers [Member]
Schedule of Disaggregate Revenue [Line Items]
Total revenues	143,781
Grow Media and others [Member]
Schedule of Disaggregate Revenue [Line Items]
Total revenues	$ 207,494